Shareholder Fees {- Fidelity Freedom 2065 Fund}	Jul. 15, 2022 USD ($)
03.31 Fidelity Freedom Funds Combo PRO - Class K-10 | Fidelity Freedom 2065 Fund
Shareholder Fees:
(fees paid directly from your investment)	none